Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 8,438	$ 12,858
Restricted cash	1,550	1,550
Restricted cash, non-current	910	1,500
Total	10,898	$ 15,908	$ 3,959	$ 3,354
Restricted deposits	1,875
Liquidity requirements	500
Dry-docking reserve account	35
Restricted deposits pledged as collateral	50
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Liquidity requirements	$ 5,500